PROVISIONS	12 Months Ended
Dec. 31, 2022
PROVISIONS
PROVISIONS

26.     PROVISIONS

Provisions – Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of past event, and it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the managements’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. The main provisions the Group holds are in relation to employees’ bonuses and other rewards (including retirement benefits and cash-settled share-based payments), decommissioning and restoration obligation, tax provisions as well as legal claims.

Provision for decommissioning and restoration – The Group calculates a provision for decommissioning and restoration when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group’s obligations relate primarily to the cost of removing its equipment from sites. The Group records the present value of provision for decommissioning and restoration as non-current provisions in the consolidated statement of financial position.

Employee bonuses and share-based settlement programs – For employee bonuses and cash-settled share-based payment transactions, the fair value of the obligation is newly determined at each reporting date and at the settlement date, and the changes in the fair value are recognized in profit or loss, until the liability is settled.

The following table summarizes the movement in provisions for the years ended December 31, 2022, 2021 and 2020:

	Tax	Provision
	provisions	for	Employee	Litigation
	other than	decommissioning	bonuses	and Other
	for income	and	and other	provisions	Total
	tax	restoration	rewards	(Note 33)	provisions

January 1, 2020	(563)	(4,788)	(10,043)	(893)	(16,287)

Arising during the year	(211)	(914)	(14,770)	(3,860)	(19,755)
Utilised	29	54	16,489	137	16,709
Discount rate adjustment and imputed interest (change in estimates)	1	(138)	67	—	(70)
Unused amounts reversed	8	513	(125)	114	510
Arising due to acquisitions of subsidiaries	—	—	—	—	—
Disposal of Nvision Group	115	—	245	9	369
Other	—	—	(62)	(2)	(64)
December 31, 2020	(621)	(5,273)	(8,199)	(4,495)	(18,588)

Current portion	(621)	(229)	(8,115)	(4,495)	(13,460)
Non-current portion	—	(5,044)	(84)	—	(5,128)

January 1, 2021	(621)	(5,273)	(8,199)	(4,495)	(18,588)

Arising during the year	(74)	(2,329)	(17,860)	(1,862)	(22,125)
Utilised	161	31	13,258	1,736	15,186
Discount rate adjustment and imputed interest (change in estimates)	—	(145)	4	—	(141)
Unused amounts reversed	488	226	580	(2)	1,292
Arising due to acquisitions of subsidiaries	(207)	—	(159)	(3)	(369)
Other	(1)	—	(18)	(3)	(22)

December 31, 2021	(254)	(7,490)	(12,394)	(4,629)	(24,767)

Current portion	(254)	(284)	(12,312)	(4,629)	(17,479)
Non-current portion	—	(7,206)	(82)	—	(7,288)
January 1, 2022	(254)	(7,490)	(12,394)	(4,629)	(24,767)

Arising during the year	(88)	(2,118)	(23,513)	(5,766)	(31,485)
Utilised	24	68	17,537	3,069	20,698
Discount rate adjustment and imputed interest (change in estimates)	—	(173)	—	—	(173)
Unused amounts reversed	132	4,597	205	6	4,940
Arising due to acquisitions of subsidiaries	(117)	—	(160)	(7)	(284)
Other	—	20	—	6	26
December 31, 2022	(303)	(5,096)	(18,325)	(7,321)	(31,045)

Current portion	(303)	(133)	(16,000)	(7,321)	(23,757)
Non-current portion	—	(4,963)	(2,325)	—	(7,288)